CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Ordinary Shares Chief executive officer	Ordinary Shares	Treasury Stock	Additional Paid-In Capital Chief executive officer	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Non-controlling Interests	Chief executive officer	Total
Balances at Dec. 31, 2013		$ 8,937	$ (99,975)		$ 777,907	$ 158,193	$ 346,148	$ 484,408		$ 1,675,618
Balances (in shares) at Dec. 31, 2013		67,194	(1,172)
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plans		$ 54			7,803					7,857
Issuance of ordinary shares pursuant to stock plans (in shares)		411
Repurchase of ordinary shares (Note 18)			$ (249,004)							(249,004)
Repurchase of ordinary shares (Note 18) (in shares)			(6,399)
Non-cash stock-based compensation expenses					18,714			13,779		32,493
Sale (Purchase) of subsidiaries' shares to\from non-controlling interests					79			8,145		8,224
Settlement of stock-based awards in a subsidiary					975			911		1,886
Proceeds from Weibo IPO, net of issuance costs					301,278					301,278
SINA sale Weibo shares to Alibaba					346,667					346,667
Conversion of Weibo preferred shares to ordinary shares and adjustments to non-controlling interests					216,394			(216,394)
Deemed contribution from exercise of Weibo call option by Alibaba					76,476					76,476
Net income							176,802	(15,031)		161,771
Unrealized gain (loss) on available-for-sale securities, net						75,450				75,450
Currency translation adjustments						(17,126)		(320)		(17,446)
Balances at Dec. 31, 2014		$ 8,991	$ (348,979)		1,746,293	216,517	522,950	275,498		2,421,270
Balances (in shares) at Dec. 31, 2014		67,605	(7,571)
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plans		$ 68			1,394					1,462
Issuance of ordinary shares pursuant to stock plans (in shares)		510
Issuance of ordinary shares to the chief executive officer (Note 15)	$ 1,463			$ 454,927					$ 456,390
Issuance of ordinary shares to the chief executive officer (in shares)	11,000
Repurchase of ordinary shares (Note 18)			$ (61,714)							(61,714)
Repurchase of ordinary shares (Note 18) (in shares)			(1,704)
Non-cash stock-based compensation expenses					29,740			26,399		56,139
Deemed distribution to non-controlling shareholders (related to sale of the Weibo Fund by SINA to Weibo)					(8,153)			8,153		8,153
Tax payment on SINA's sale of Weibo share to Alibaba					(27,800)					(27,800)
Sale (Purchase) of subsidiaries' shares to\from non-controlling interests								(808)		(808)
Settlement of stock-based awards in a subsidiary					15,500			(7,377)		8,123
Net income							25,678	10,045		35,723
Unrealized gain (loss) on available-for-sale securities, net						24,892				24,892
Currency translation adjustments						(36,495)		(514)		(37,009)
Balances at Dec. 31, 2015		$ 10,522	$ (410,693)		2,211,901	204,914	548,628	311,396		$ 2,876,668
Balances (in shares) at Dec. 31, 2015		79,115	(9,275)							79,115
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plans		$ 191			31,667					$ 31,858
Issuance of ordinary shares pursuant to stock plans (in shares)		1,429
Repurchase of ordinary shares (Note 18)			$ (26,125)							(26,125)
Repurchase of ordinary shares (Note 18) (in shares)			(332)
Non-cash stock-based compensation expenses					36,926			36,902		73,828
In-kind distribution of Weibo's shares (Note 15)					316,650		(338,598)	21,948
Sale (Purchase) of subsidiaries' shares to\from non-controlling interests					1,093			5,557		6,650
Settlement of stock-based awards in a subsidiary					11,936			(7,950)		3,986
Net income							225,087	52,221		277,308
Unrealized gain (loss) on available-for-sale securities, net						(82,050)		1,255		(80,795)
Currency translation adjustments						(62,459)		(9,940)		(72,399)
Balances at Dec. 31, 2016		$ 10,713	$ (436,818)		$ 2,610,173	$ 60,405	$ 435,117	$ 411,389		$ 3,090,979
Balances (in shares) at Dec. 31, 2016		80,544	(9,607)							80,544